Loss on sale of vessels (Tables)	12 Months Ended
Dec. 31, 2022
Loss on Sale of Vessels [Abstract]
Gross Proceeds from Sale of Vessels

During 2020 the Company sold the following vessels to unaffiliated third parties and collected the following gross proceeds:

Vessel	Date Sold	Selling Price (Gross)
M/T Stenaweco Energy	29-Oct-20	$25,150
M/T Stenaweco Evolution	03-Nov-20	$26,150
M/T Ecofleet	21-Jan-20	$21,000
M/T Eco Revolution	14-Jan-20	$23,000
M/T SW Excellence	14-Oct-20	$27,008
M/T Stenaweco Elegance	21-Feb-20	$33,500
M/T Eco Palm Desert	19-Mar-20	$34,800
M/T Eco California	09-Nov-20	$30,600
M/T Eco Bel Air	10-Dec-20	$50,830
M/T Eco Beverly Hills	01-Dec-20	$50,830
Total		$322,868